Other Financial Statement Disclosures (Details) (USD $)	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Supplemental Cash Flow Information [Abstract]
Accrued capital expenditures	$ 44,300,000	$ 28,100,000
Interest capitalized	6,700,000	13,600,000
Income Taxes [Abstract]
Statutory tax rate (in hundredths)	35.00%
Effective tax rate benefit (in hundredths)	1.00%	8.80%
Asset impairment charges	2,896,000	0
Legal and consulting fees	1,700,000
Carrying Value [Member]
Fair values of Financial Instruments [Abstract]
Debt	1,122,000,000
Fair Value [Member]
Fair values of Financial Instruments [Abstract]
Debt	$ 1,268,000,000